COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended	121 Months Ended		1 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013	Jul. 31, 2013	Aug. 31, 2013 First Period [Member]	Jul. 31, 2013 First Period [Member]	Aug. 31, 2013 Second Period [Member]	Jul. 31, 2013 Second Period [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Cash paid to seismic company				$ 2,135,500
Cash paid to escrow account				2,500,000
Escrow amount to be released to vendor in the third quarter 2014				2,000,000
Remaining amount obligated to escrow by end of 2014				1,500,000
Payments made through September 30, 2013				2,006,130
Payment due during April 2014				1,003,065
Payment due during April 2015				1,003,065
Agreement monthly amount							11,000	20,200	22,000	20,500
Agreement total principal amount	44,000	33,000
Security deposit						18,760
Prepaid Asset Financed by Note Payable		114,748			114,748
Note Payable		$ 94,273			$ 94,273